Debentures (Tables)	12 Months Ended
Dec. 31, 2017
Debentures [Abstract]
Composition of debentures

			Outstanding par	Nominal	Effective	Carrying amount
			value	Interest	interest	December 31
			amount	rate	rate	2017	2016
			NIS			NIS
	item	Denomination	in millions	%	%	in millions
The Company:
Debentures (series A)		U.S.$	-	6.50	6.18	-	35
Debentures (series C)		Israeli CPI	349	4.95	4.88	430	616
Debentures (series D)		Israeli CPI	2,069	5.10	5.02	2,437	2,431
Debentures (series E)		NIS **)	-	0.80	1.32	-	553
Debentures (series I)		Israeli CPI	458	5.30	5.58	533	557
Debentures (series J)	b5	Israeli CPI	683	6.50	5.76	775	794
Debentures (series K)	b2	Israeli CPI	2,653	5.35	4.35	2,845	2,860
Debentures (Series L)	b1	Israeli CPI	2,958	4.00	3.67	3,031	3,038
Total of the Company *)						10,051	10,884
Consolidated companies:
FCR debentures		C$	-	4.57	4.63	-	7,260
CTY debentures	c		€6,230	2.60	2.65	6,186	6,575
CTY debentures	c	Norwegian Krone	1,013	3.42	3.43	1,005	620
CTY debentures	c	Norwegian Krone **)	528	2.42	2.42	525	554
ATR debentures	d		€3,461	3.77	3.78	3,530	3,473
						21,297	29,366
Less - current maturities of debentures						1,265	2,047
						20,032	27,319

*)	As for cross-currency swap transactions entered in respect of part of the debentures, see Note 35c.
**)	Variable interest.

Composition of debentures repayments
	December 31, 2017
						Year 6
						and
	Year 1	Year 2	Year 3	Year 4	Year 5	thereafter	Total
Denomination	NIS in millions
NIS linked to Israeli CPI	1,265	1,489	1,158	975	711	4,453	10,051
	€-	-	3,474	-	3,356	2,886	9,716
Norwegian Krone	-	-	-	524	-	1,006	1,530
	1,265	1,489	4,632	1,499	4,067	8,345	21,297